THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK
CHINA — "A" SHARES
Auto Components — 1.5%
Zhejiang Shuanghuan Driveline Co., Ltd. — A	414,200	$2,427,639
Banks — 3.8%
China Merchants Bank Co., Ltd. — A	1,154,947	6,001,354
Beverages — 2.7%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. — A	19,400	786,901
Wuliangye Yibin Co., Ltd. — A	132,696	3,512,165
		4,299,066
Capital Markets — 1.0%
East Money Information Co., Ltd. — A	477,100	1,575,026
Chemicals — 3.5%
Shandong Sinocera Functional Material Co., Ltd. — A	330,100	1,559,197
Shanghai Putailai New Energy Technology Co., Ltd. — A	276,400	2,891,462
Skshu Paint Co., Ltd. — A*	54,500	856,128
Wanhua Chemical Group Co., Ltd. — A	26,143	324,280
		5,631,067
Construction Materials — 0.1%
China Jushi Co., Ltd. — A	71,700	158,850
Electrical Equipment — 3.7%
Contemporary Amperex Technology Co., Ltd. — A*	11,600	871,719
Gotion High-tech Co., Ltd. — A	260,400	1,510,514
NARI Technology Co., Ltd. — A	88,560	383,662
Sungrow Power Supply Co., Ltd. — A	172,800	3,182,004
		5,947,899
Electronic Equipment, Instruments & Components — 2.1%
Wingtech Technology Co., Ltd. — A*	202,154	2,057,283
Xiamen Faratronic Co., Ltd. — A	43,700	1,353,797
		3,411,080
Food Products — 1.4%
Anjoy Foods Group Co., Ltd. — A	101,300	2,205,675
Health Care Equipment & Supplies — 0.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. — A	32,900	1,411,986
Health Care Providers & Services — 0.4%
Topchoice Medical Corp. — A*	32,900	713,114
Household Durables — 1.5%
Midea Group Co., Ltd. — A	299,329	2,438,491
Life Sciences Tools & Services — 1.1%
Hangzhou Tigermed Consulting Co., Ltd. — A	120,800	1,823,454
Machinery — 8.5%
Estun Automation Co., Ltd. — A	949,300	3,983,084

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
CHINA — "A" SHARES (continued)
Machinery — 8.5% (continued)
Jiangsu Hengli Hydraulic Co., Ltd. — A	163,100		$1,259,952
Shenzhen Inovance Technology Co., Ltd. — A	400,004		3,923,172
Weichai Power Co., Ltd. — A	714,456		1,261,805
Wuxi Lead Intelligent Equipment Co., Ltd. — A	333,820		2,945,202
			13,373,215
Media — 1.6%
Focus Media Information Technology Co., Ltd. — A	3,010,200		2,633,451
Pharmaceuticals — 0.1%
Jiangsu Hengrui Medicine Co., Ltd. — A	34,700		181,425
Semiconductors & Semiconductor Equipment — 7.9%
All Winner Technology Co., Ltd. — A	345,420		1,283,856
Beijing Huafeng Test & Control Technology Co., Ltd. — A	28,216		1,326,757
Gigadevice Semiconductor Beijing, Inc. — A	95,467		1,679,525
Hangzhou Silan Microelectronics Co., Ltd. — A	224,100		1,381,358
LONGi Green Energy Technology Co., Ltd. — A	238,757		2,181,372
NAURA Technology Group Co., Ltd. — A	29,702		1,118,969
Will Semiconductor Co., Ltd. Shanghai — A	91,665		1,433,678
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. — A	189,100		2,051,875
			12,457,390
Software — 5.2%
Beijing Kingsoft Office Software, Inc. — A	53,355		1,384,153
Sangfor Technologies, Inc. — A	39,567		565,078
Shanghai Baosight Software Co., Ltd. — A	535,730		3,189,790
Thunder Software Technology Co., Ltd. — A	150,062		3,167,945
			8,306,966
Specialty Retail — 2.4%
China Tourism Group Duty Free Corp., Ltd. — A	124,500		3,867,839
Transportation Infrastructure — 1.4%
Shanghai International Airport Co., Ltd. — A*	288,100		2,197,343
TOTAL CHINA — "A" SHARES — (Cost $88,052,422)		50.8%	81,062,330
HONG KONG
Capital Markets — 0.8%
Hong Kong Exchanges & Clearing, Ltd.	28,200		1,289,159
Entertainment — 1.7%
Bilibili, Inc. ADR(1)*	111,600		2,727,504
Hotels, Restaurants & Leisure — 1.2%
H World Group, Ltd. ADR	51,700		1,982,695
Household Durables — 0.8%
Man Wah Holdings, Ltd.	1,628,000		1,278,645

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Interactive Media & Services — 3.6%
Tencent Holdings, Ltd.	150,000		$5,806,065
Internet & Direct Marketing Retail — 24.1%
Alibaba Group Holding, Ltd.*	1,032,508		11,725,190
JD.com, Inc.	283,104		8,431,695
Meituan, Inc. 144A*	430,700		9,687,326
Pinduoduo, Inc. ADR*	172,129		8,436,042
			38,280,253
Life Sciences Tools & Services — 0.4%
Wuxi Biologics Cayman, Inc. 144A*	67,500		643,674
Real Estate Management & Development — 4.2%
CIFI Holdings Group Co., Ltd.	6,428,968		1,747,416
Country Garden Services Holdings Co., Ltd.	594,000		1,323,822
KE Holdings, Inc. ADR*	167,100		2,357,781
KWG Living Group Holdings, Ltd.	1,021,000		208,394
Times China Holdings, Ltd.(1)	5,359,000		1,068,604
			6,706,017
Software — 0.6%
Kingdee International Software Group Co., Ltd.*	410,000		884,827
Specialty Retail — 1.3%
Zhongsheng Group Holdings, Ltd.	377,000		2,154,385
TOTAL HONG KONG — (Cost $80,395,500)		38.7%	61,753,224
HONG KONG — "H" SHARES
Capital Markets — 8.6%
China International Capital Corp., Ltd. 144A	3,293,600		6,060,801
China Merchants Securities Co., Ltd. 144A	2,496,000		2,312,133
CITIC Securities Co., Ltd.	2,602,125		5,348,863
			13,721,797
Life Sciences Tools & Services — 1.5%
Pharmaron Beijing Co., Ltd. 144A	301,950		2,460,464
TOTAL HONG KONG — "H" SHARES — (Cost $18,685,507)		10.1%	16,182,261
TOTAL HONG KONG (INCLUDING "H" SHARES)) — (Cost $99,081,007)		48.8%	77,935,485
TOTAL COMMON STOCK — (Cost $187,133,429)		99.6%	158,997,815
COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 2.2%
Fidelity Investments Money Market Government Portfolio, 1.68%∞ (Cost $3,573,636)	3,573,636		3,573,636
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $3,573,636)		2.2%	3,573,636

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Name of Issuer and Title of Issue	Principal Amount		Value (Note A)
SHORT TERM INVESTMENTS
Time Deposits — 0.1%
JPMorgan Chase & Co. — New York, 1.68%, 8/1/2022	USD 230,025		$230,025
TOTAL SHORT TERM INVESTMENTS — (Cost $230,025)		0.1%	230,025
TOTAL INVESTMENTS — (Cost $190,937,090)		101.9%	162,801,476
OTHER ASSETS AND LIABILITIES		(1.9)%	(3,101,264)
NET ASSETS		100.0%	$159,700,212

Footnotes to Schedule of Investments

*	Denotes non-income producing security.
∞	Rate shown is the 7-day yield as of July 31, 2022.
(1)	A security (or a portion of the security) is on loan. As of July 31, 2022, the market value of securities loaned was $3,291,160. The loaned securities were secured with cash collateral of $3,573,636. Collateral is calculated based on prior day's prices.

144A Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these restricted securities amounted to $21,164,398, which represented 13.3% of total net assets.

ADR — American Depositary Receipt

USD — United States dollar

See notes to schedule of investments.

THE CHINA FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2022 (unaudited)

NOTE A — Security valuation:

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. For securities listed on non North American exchanges the Fund fair values those securities daily using fair value factors provided by a third party pricing service if certain thresholds determined by the Board are met. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 — Inputs that are unobservable.

THE CHINA FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (continued)
July 31, 2022 (unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$15,504,022	$143,493,793	$—	$158,997,815
Collateral for Securities on Loan	3,573,636	—	—	3,573,636
Short Term Investments	230,025	—	—	230,025
TOTAL INVESTMENTS	$19,307,683	$143,493,793	$—	$162,801,476

*	Please refer to the Schedule of Investments for additional security details.